Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,630	SFr 1,279	SFr 1,255
Restructured loans	257	288	282
Potential problem loans	417	645	436
Total other impaired loans	674	933	718
Gross impaired loans	2,304	2,212	1,973
Non-interest-earning loans	204	233	272
Non-performing loans	1,426	SFr 1,046	983
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	72		68
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,042		679
Restructured loans	244		264
Potential problem loans	368		383
Total other impaired loans	612		647
Gross impaired loans	1,654		1,326
Non-interest-earning loans	163		205
Non-performing loans	879		474
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	81		72
Restructured loans	0		0
Potential problem loans	23		29
Total other impaired loans	23		29
Gross impaired loans	104		101
Non-interest-earning loans	4		19
Non-performing loans	77		53
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	828		469
Restructured loans	244		263
Potential problem loans	302		319
Total other impaired loans	546		582
Gross impaired loans	1,374		1,051
Non-interest-earning loans	109		136
Non-performing loans	719		333
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133		138
Restructured loans	0		1
Potential problem loans	28		35
Total other impaired loans	28		36
Gross impaired loans	161		174
Non-interest-earning loans	50		50
Non-performing loans	83		88
Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	0
Restructured loans	0
Potential problem loans	15
Total other impaired loans	15
Gross impaired loans	15
Non-interest-earning loans	0
Non-performing loans	0
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	588		576
Restructured loans	13		18
Potential problem loans	49		53
Total other impaired loans	62		71
Gross impaired loans	650		647
Non-interest-earning loans	41		67
Non-performing loans	547		509
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	245		214
Restructured loans	13		18
Potential problem loans	48		49
Total other impaired loans	61		67
Gross impaired loans	306		281
Non-interest-earning loans	9		17
Non-performing loans	236		197
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	127		135
Restructured loans	0		0
Potential problem loans	0		3
Total other impaired loans	0		3
Gross impaired loans	127		138
Non-interest-earning loans	5		27
Non-performing loans	122		108
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	216		227
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	217		228
Non-interest-earning loans	27		23
Non-performing loans	SFr 189		SFr 204